Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.8%
U.S. Equity Funds - 0.8%
Alerian MLP ETF	34,453	$ 1,391,556
Vanguard S&P 500 ETF	5,628	2,101,720
Vanguard Short-Term Treasury ETF	144,103	8,394,000

Total Exchange-Traded Funds (Cost $11,825,068)		11,887,276

INVESTMENT COMPANIES - 92.3%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	16,177

International Equity Funds - 22.0%
Transamerica Emerging Markets Opportunities (C)	2,789,197	22,731,955
Transamerica International Equity (C)	8,459,242	164,955,226
Transamerica International Focus (C)	6,491,174	52,838,157
Transamerica International Small Cap Value (C)	1,249,933	16,924,096
Transamerica International Stock (C)	6,553,500	67,173,379

		324,622,813

International Fixed Income Funds - 4.7%
Transamerica Emerging Markets Debt (C)	2,892,564	25,830,594
Transamerica Inflation Opportunities (C)	4,486,125	43,291,107

		69,121,701

U.S. Equity Funds - 43.6%
Transamerica Capital Growth (C)	1,787,301	11,152,756
Transamerica Large Cap Value (C)	18,768,370	240,235,139
Transamerica Mid Cap Growth (C)	3,339,287	25,545,545
Transamerica Mid Cap Value (C)	3,773,970	32,909,021
Transamerica Mid Cap Value Opportunities (C)	4,661	52,292
Transamerica Small Cap Growth (C)	1,170,262	7,349,245
Transamerica Small Cap Value (C)	1,725,713	10,078,165

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	11,253,930	$ 83,391,618
Transamerica US Growth (C)	10,838,029	234,209,802

		644,923,583

U.S. Fixed Income Funds - 21.0%
Transamerica Bond (C)	8,290,587	68,231,534
Transamerica Core Bond (C)	19,601,156	172,686,185
Transamerica High Yield Bond (C)	36,094	289,474
Transamerica Short-Term Bond (C)	7,149,002	68,916,382

		310,123,575

U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	2,194,797	15,363,579

Total Investment Companies (Cost $1,257,423,704)		1,364,171,428

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2023, to be repurchased at $91,308,146 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $93,129,742.	$ 91,303,581	91,303,581

Total Repurchase Agreement (Cost $91,303,581)		91,303,581

Total Investments (Cost $1,360,552,353)		1,467,362,285
Net Other Assets (Liabilities) - 0.7%		10,019,147

Net Assets - 100.0%		$ 1,477,381,432

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	749	03/22/2023	$84,656,308	$85,772,203	$1,115,895	$—
S&P 500® E-Mini Index	133	03/17/2023	26,585,884	27,198,500	612,616	—

Total Futures Contracts					$1,728,511	$—

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$11,887,276	$—	$—	$11,887,276
Investment Companies	1,364,155,251	—	—	1,364,155,251
Repurchase Agreement	—	91,303,581	—	91,303,581

Total	$1,376,042,527	$91,303,581	$—	$1,467,346,108

Investment Companies Measured at Net Asset Value (E)				16,177

Total Investments				$1,467,362,285

Other Financial Instruments
Futures Contracts (H)	$1,728,511	$—	$—	$1,728,511

Total Other Financial Instruments	$1,728,511	$—	$—	$1,728,511

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2023	Shares as of January 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$22,209,845	$43,067,815	$—	$—	$2,953,874	$68,231,534	8,290,587	$567,814	$—
Transamerica Capital Growth	10,866,788	—	—	—	285,968	11,152,756	1,787,301	—	—
Transamerica Core Bond	139,539,833	25,533,057	—	—	7,613,295	172,686,185	19,601,156	1,415,814	—
Transamerica Emerging Markets Debt	—	25,131,903	—	—	698,691	25,830,594	2,892,564	231,903	—
Transamerica Emerging Markets Opportunities	17,899,546	575,498	—	—	4,256,911	22,731,955	2,789,197	575,498	—
Transamerica Energy Infrastructure	15,248,321	175,692	—	—	(60,434)	15,363,579	2,194,797	175,692	—
Transamerica Global Allocation Liquidating Trust	15,776	—	—	—	401	16,177	5,843	—	—
Transamerica High Yield Bond	276,061	4,093	—	—	9,320	289,474	36,094	4,093	—
Transamerica Inflation Opportunities	28,526,108	14,178,033	—	—	586,966	43,291,107	4,486,125	232,962	545,071
Transamerica International Equity	148,228,360	1,856,496	(14,600,000)	1,665,651	27,804,719	164,955,226	8,459,242	1,856,497	—
Transamerica International Focus	44,732,168	4,828,942	(4,000,000)	414,669	6,862,378	52,838,157	6,491,174	828,942	—
Transamerica International Small Cap Value	13,598,815	544,797	—	—	2,780,484	16,924,096	1,249,933	120,436	424,360
Transamerica International Stock	56,028,433	1,643,841	—	—	9,501,105	67,173,379	6,553,500	1,643,841	—
Transamerica Large Cap Value	244,450,610	14,139,418	(17,000,000)	(1,476,074)	121,185	240,235,139	18,768,370	852,161	13,287,257
Transamerica Mid Cap Growth	23,408,401	—	—	—	2,137,144	25,545,545	3,339,287	—	—
Transamerica Mid Cap Value	30,446,695	6,422,462	—	—	(3,960,136)	32,909,021	3,773,970	322,974	6,099,488
Transamerica Mid Cap Value Opportunities	48,088	3,186	—	—	1,018	52,292	4,661	555	2,631
Transamerica Short-Term Bond	122,071,389	678,118	(55,600,000)	(1,072,258)	2,839,133	68,916,382	7,149,002	669,755	—
Transamerica Small Cap Growth	6,977,733	270,008	—	—	101,504	7,349,245	1,170,262	—	270,008
Transamerica Small Cap Value	9,476,231	1,646,140	—	—	(1,044,206)	10,078,165	1,725,713	213,640	1,432,500
Transamerica Sustainable Equity Income	79,296,844	362,334	(2,700,000)	(559,587)	6,992,027	83,391,618	11,253,930	362,334	—
Transamerica US Growth	207,627,757	22,471,563	—	—	4,110,482	234,209,802	10,838,029	—	8,471,563

Total	$1,220,973,802	$163,533,396	$(93,900,000)	$(1,027,599)	$74,591,829	$1,364,171,428	122,860,737	$10,074,911	$30,532,878

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At January 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$16,177	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at January 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Growth Portfolio (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4